Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Basic and diluted earnings loss per share

The calculation of basic and diluted earnings per share for each of the three years ended December 31 was as follows:

	Year ended December 31,
(dollar amounts in thousands, except per share amounts)	2013	2012	2011

Basic earnings per common share:
Net income	$641,282	$631,290	$546,373
Preferred stock dividends, deemed dividends and accretion of discount	(31,869)	(31,989)	(30,813)
Net income available to common shareholders	$609,413	$599,301	$515,560
Average common shares issued and outstanding	834,205	857,962	863,691
Basic earnings per common share	$0.73	$0.70	$0.60

Diluted earnings per common share
Net income available to common shareholders	$609,413	$599,301	$515,560
Effect of assumed preferred stock conversion	---	---	---
Net income applicable to diluted earnings per share	$609,413	$599,301	$515,560
Average common shares issued and outstanding	834,205	857,962	863,691
Dilutive potential common shares:
Stock options and restricted stock units and awards	8,418	4,202	2,916
Shares held in deferred compensation plans	1,351	1,238	1,017
Conversion of preferred stock	---	---	---
Dilutive potential common shares:	9,769	5,440	3,933
Total diluted average common shares issued and outstanding	843,974	863,402	867,624
Diluted earnings per common share	$0.72	$0.69	$0.59